Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies [Line Items]
Callable commitments, amount	$ 32.0	$ 39.0
Callable commitments funded	13.0
Increase in callable commitments	$ 47.6	$ 38.8
Minimum
Commitments and Contingencies [Line Items]
Minority interest, ownership percentage by noncontrolling owners upon funding	60.00%
Maximum
Commitments and Contingencies [Line Items]
Minority interest, ownership percentage by noncontrolling owners upon funding	90.00%
Callable Commitment, Additional Limited Partnership Investments
Commitments and Contingencies [Line Items]
Callable commitment, original amount	$ 45.0